UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund

Eaton Vance Greater China Growth Fund

Eaton Vance Multi-Cap Growth Fund

Eaton Vance Worldwide Health Sciences Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Richard Bernstein All Asset Strategy Fund

Parametric Balanced Risk Fund

Eaton Vance

Asian Small Companies Fund

May 31, 2014 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2014, the value of the Fund’s investment in the Portfolio was $22,846,509 and the Fund owned 45.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Asian Small Companies Portfolio

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Cambodia — 2.8%

Hotels, Restaurants & Leisure — 2.8%
NagaCorp, Ltd.	1,494,000	$1,368,321

		$1,368,321

Total Cambodia (identified cost $1,195,098)		$1,368,321

China — 12.0%

Building Products — 0.8%
Bolina Holding Co., Ltd.	1,056,000	$396,583

		$396,583

Containers & Packaging — 3.5%
Youyuan International Holdings, Ltd.	6,778,400	$1,758,848

		$1,758,848

Electronic Equipment, Instruments & Components — 1.6%
Kingboard Laminates Holdings, Ltd.	2,075,000	$766,501

		$766,501

Food Products — 2.7%
Biostime International Holdings, Ltd.	200,500	$1,360,377

		$1,360,377

Household Durables — 2.0%
Skyworth Digital Holdings, Ltd.	2,028,000	$970,234

		$970,234

Real Estate Management & Development — 1.4%
SOHO China, Ltd.	890,000	$698,375

		$698,375

Total China (identified cost $5,476,806)		$5,950,918

Hong Kong — 8.5%

Banks — 2.4%
Dah Sing Financial Holdings, Ltd.	226,000	$1,209,120

		$1,209,120

Diversified Financial Services — 3.1%
First Pacific Co., Ltd.	645,750	$731,446
Public Financial Holdings, Ltd.	1,684,000	783,168

		$1,514,614

Hotels, Restaurants & Leisure — 0.8%
Future Bright Holdings, Ltd.	858,000	$416,793

		$416,793

Textiles, Apparel & Luxury Goods — 2.2%
Stella International Holdings, Ltd.	409,000	$1,087,211

		$1,087,211

Total Hong Kong (identified cost $3,585,877)		$4,227,738

1

Security	Shares	Value
India — 5.6%

Household Products — 3.8%
Jyothy Laboratories, Ltd.	611,478	$1,913,679

		$1,913,679

Personal Products — 1.8%
Godrej Consumer Products, Ltd.	67,400	$897,868

		$897,868

Total India (identified cost $2,301,658)		$2,811,547

Indonesia — 3.4%

Consumer Finance — 1.1%
Clipan Finance Indonesia Tbk PT	15,210,500	$548,155

		$548,155

Food Products — 2.3%
Mayora Indah Tbk PT	463,750	$1,148,135

		$1,148,135

Total Indonesia (identified cost $1,386,137)		$1,696,290

Malaysia — 13.9%

Food Products — 1.6%
Oldtown Bhd	1,214,875	$786,853

		$786,853

Insurance — 0.8%
Tune Ins Holdings Bhd(1)	558,100	$403,426

		$403,426

Media — 1.4%
Media Prima Bhd	886,300	$711,636

		$711,636

Multiline Retail — 4.8%
Aeon Co. (M) Bhd	1,966,400	$2,375,705

		$2,375,705

Real Estate Management & Development — 2.1%
UOA Development Bhd	1,586,700	$1,067,488

		$1,067,488

Specialty Retail — 3.2%
Padini Holdings Bhd	2,633,400	$1,581,493

		$1,581,493

Total Malaysia (identified cost $4,692,174)		$6,926,601

Singapore — 20.1%

Air Freight & Logistics — 2.3%
Singapore Post, Ltd.	869,000	$1,140,365

		$1,140,365

Consumer Finance — 2.2%
Hong Leong Finance, Ltd.	508,000	$1,101,799

		$1,101,799

2

Security	Shares	Value
Food Products — 3.7%
Super Group, Ltd.	1,552,000	$1,833,804

		$1,833,804

IT Services — 1.2%
CSE Global, Ltd.	1,302,000	$576,303

		$576,303

Multiline Retail — 2.2%
Parkson Retail Asia, Ltd.	1,549,000	$1,111,754

		$1,111,754

Specialty Retail — 8.5%
OSIM International, Ltd.	1,903,000	$4,251,522

		$4,251,522

Total Singapore (identified cost $6,600,505)		$10,015,547

South Korea — 11.0%

Banks — 2.2%
BS Financial Group, Inc.	73,760	$1,125,570

		$1,125,570

Hotels, Restaurants & Leisure — 5.3%
Hotel Shilla Co., Ltd.	28,940	$2,627,880

		$2,627,880

Internet & Catalog Retail — 3.5%
CJ O Shopping Co., Ltd.	4,931	$1,746,204

		$1,746,204

Total South Korea (identified cost $3,224,299)		$5,499,654

Sri Lanka — 1.5%

Industrial Conglomerates — 1.5%
John Keells Holdings PLC	404,908	$727,435

		$727,435

Total Sri Lanka (identified cost $653,966)		$727,435

Taiwan — 11.2%

Health Care Equipment & Supplies — 5.6%
Pacific Hospital Supply Co., Ltd.	550,000	$1,370,650
St. Shine Optical Co., Ltd.	56,000	1,403,208

		$2,773,858

Hotels, Restaurants & Leisure — 1.5%
Formosa International Hotels Corp.	62,700	$739,243

		$739,243

Leisure Products — 2.3%
Giant Manufacturing Co., Ltd.	148,000	$1,173,723

		$1,173,723

Semiconductors & Semiconductor Equipment — 1.8%
Radiant Opto-Electronics Corp.	213,402	$877,438

		$877,438

Total Taiwan (identified cost $3,952,342)		$5,564,262

3

Security	Shares	Value
Thailand — 8.1%

Insurance — 3.5%
Bangkok Life Assurance PCL(2)	431,500	$1,083,157
Thai Reinsurance PCL(1)(2)	6,255,300	648,903

		$1,732,060

Media — 1.3%
Major Cineplex Group PCL(2)	1,245,200	$656,967

		$656,967

Real Estate Management & Development — 3.3%
Ticon Industrial Connection PCL(2)	3,583,875	$1,664,556

		$1,664,556

Total Thailand (identified cost $3,116,757)		$4,053,583

Total Common Stocks (identified cost $36,185,619)		$48,841,896

Rights(1) — 0.1%

Security	Shares	Value
Banks — 0.1%
BS Financial Group, Inc., Exp. 7/4/14	12,511	$23,913

		$23,913

Real Estate Management & Development — 0.0%(3)
Ticon Industrial Connection PCL, Exp. 6/28/14	716,775	$4,366

		$4,366

Total Rights (identified cost $0)		$28,279

Short-Term Investments — 1.7%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/2/14	$864	$864,365

Total Short-Term Investments (identified cost $864,365)		$864,365

Total Investments — 99.9% (identified cost $37,049,984)		$49,734,540

Other Assets, Less Liabilities — 0.1%		$68,048

Net Assets — 100.0%		$49,802,588

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	-	Public Company Ltd.

(1)	Non-income producing security.

(2)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(3)	Amount is less than 0.05%.

4

The Portfolio did not have any open financial instruments at May 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$37,336,236

Gross unrealized appreciation	$14,669,610
Gross unrealized depreciation	(2,271,306)

Net unrealized appreciation	$12,398,304

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2		Level 3	Total
Common Stocks	$—		$48,841,896	(1)(2)	$—	$48,841,896
Rights	28,279	(1)	—		—	28,279
Short-Term Investments	—		864,365		—	864,365
Total Investments	$28,279		$49,706,261		$—	$49,734,540

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Greater China Growth Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
China — 49.6%

Auto Components — 3.4%
Minth Group, Ltd.	730,000	$1,268,817
Nexteer Automotive Group, Ltd.(1)	4,359,000	3,137,181

		$4,405,998

Automobiles — 1.5%
Great Wall Motor Co., Ltd., Class H	466,500	$1,925,055

		$1,925,055

Banks — 4.2%
China Construction Bank Corp., Class H	3,699,110	$2,716,399
Industrial & Commercial Bank of China, Ltd., Class H	4,227,000	2,745,259

		$5,461,658

Commercial Services & Supplies — 1.2%
China Everbright International, Ltd.	1,252,000	$1,599,383

		$1,599,383

Containers & Packaging — 1.5%
Greatview Aseptic Packaging Co., Ltd.	2,358,000	$1,917,982

		$1,917,982

Diversified Consumer Services — 1.8%
New Oriental Education & Technology Group, Inc. ADR	92,100	$2,378,022

		$2,378,022

Electronic Equipment, Instruments & Components — 2.4%
AAC Technologies Holdings, Inc.	318,000	$1,861,819
PAX Global Technology, Ltd.(1)	1,970,000	1,204,286

		$3,066,105

Energy Equipment & Services — 2.0%
China Oilfield Services, Ltd., Class H	582,000	$1,436,663
SPT Energy Group, Inc.	1,940,000	1,189,434

		$2,626,097

Food Products — 5.4%
Biostime International Holdings, Ltd.	199,500	$1,353,593
China Huiyuan Juice Group, Ltd.(1)	1,576,500	877,292
China Mengniu Dairy Co., Ltd.	348,000	1,711,511
China Modern Dairy Holdings, Ltd.(1)	4,369,000	1,804,840
Want Want China Holdings, Ltd.	893,000	1,240,949

		$6,988,185

Gas Utilities — 1.8%
Towngas China Co., Ltd.	2,038,000	$2,345,591

		$2,345,591

Health Care Providers & Services — 0.1%
iKang Healthcare Group, Inc. ADR(1)	6,375	$92,947

		$92,947

Hotels, Restaurants & Leisure — 1.3%
Home Inns & Hotels Management, Inc. ADR(1)	52,160	$1,643,562

		$1,643,562

1

Security	Shares	Value
Household Durables — 1.8%
Haier Electronics Group Co., Ltd.	979,000	$2,295,169

		$2,295,169

Insurance — 3.4%
China Pacific Insurance (Group) Co., Ltd., Class H	795,200	$2,646,182
Ping An Insurance (Group) Co. of China, Ltd., Class H	230,000	1,779,789

		$4,425,971

Internet & Catalog Retail — 1.4%
Ctrip.com International, Ltd. ADR(1)	33,520	$1,857,678

		$1,857,678

Internet Software & Services — 8.9%
Baidu, Inc. ADR(1)	9,770	$1,621,820
Tencent Holdings, Ltd.	705,500	9,931,451

		$11,553,271

Leisure Products — 0.8%
Goodbaby International Holdings, Ltd.	1,849,000	$953,715

		$953,715

Life Sciences Tools & Services — 1.1%
WuXi PharmaTech (Cayman), Inc. ADR(1)	43,810	$1,461,940

		$1,461,940

Pharmaceuticals — 1.3%
Sino Biopharmaceutical, Ltd.	2,096,000	$1,716,453

		$1,716,453

Real Estate Management & Development — 1.7%
China Overseas Land & Investment, Ltd.	470,000	$1,233,928
China Vanke Co., Ltd., Class B	642,933	1,012,802

		$2,246,730

Software — 0.2%
Kingdee International Software Group Co., Ltd.(1)	918,000	$301,777

		$301,777

Technology Hardware, Storage & Peripherals — 1.4%
Lenovo Group, Ltd.	1,434,000	$1,777,750

		$1,777,750

Textiles, Apparel & Luxury Goods — 1.0%
ANTA Sports Products, Ltd.	868,000	$1,277,021

		$1,277,021

Total China (identified cost $45,772,685)		$64,318,060

Hong Kong — 23.3%

Air Freight & Logistics — 2.1%
Kerry Logistics Network, Ltd.	1,661,500	$2,645,720

		$2,645,720

Banks — 1.1%
BOC Hong Kong (Holdings), Ltd.	484,500	$1,454,188

		$1,454,188

Hotels, Restaurants & Leisure — 4.3%
Sands China, Ltd.	480,800	$3,516,479
SJM Holdings, Ltd.	727,000	2,082,356

		$5,598,835

2

Security	Shares	Value
Household Durables — 1.3%
Techtronic Industries Co., Ltd.	546,000	$1,711,391

		$1,711,391

Industrial Conglomerates — 2.9%
Hutchison Whampoa, Ltd.	277,000	$3,715,470

		$3,715,470

Insurance — 4.8%
AIA Group, Ltd.	1,237,800	$6,214,569

		$6,214,569

Real Estate Management & Development — 5.5%
Cheung Kong (Holdings), Ltd.	255,000	$4,564,624
Hongkong Land Holdings, Ltd.	362,000	2,544,106

		$7,108,730

Semiconductors & Semiconductor Equipment — 1.1%
ASM Pacific Technology, Ltd.	127,000	$1,423,704

		$1,423,704

Specialty Retail — 0.2%
SA SA International Holdings, Ltd.	408,000	$277,250

		$277,250

Total Hong Kong (identified cost $21,027,819)		$30,149,857

Luxembourg — 2.1%

Textiles, Apparel & Luxury Goods — 2.1%
Samsonite International SA	857,100	$2,690,871

		$2,690,871

Total Luxembourg (identified cost $2,269,571)		$2,690,871

Singapore — 2.2%

Industrial Conglomerates — 2.2%
Jardine Matheson Holdings, Ltd.	45,600	$2,807,872

		$2,807,872

Total Singapore (identified cost $2,254,598)		$2,807,872

Taiwan — 22.0%

Banks — 1.3%
CTBC Financial Holding Co., Ltd.	2,714,000	$1,730,991

		$1,730,991

Electrical Equipment — 1.2%
Teco Electric & Machinery Co., Ltd.	1,398,000	$1,570,952

		$1,570,952

Electronic Equipment, Instruments & Components — 4.7%
Delta Electronics, Inc.	488,000	$3,181,097
Hon Hai Precision Industry Co., Ltd.	935,000	2,887,214

		$6,068,311

Health Care Equipment & Supplies — 1.2%
St. Shine Optical Co., Ltd.	60,000	$1,503,436

		$1,503,436

3

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.4%
Formosa International Hotels Corp.	150,400	$1,773,240

		$1,773,240

Insurance — 1.4%
Cathay Financial Holding Co., Ltd.	1,199,361	$1,838,462

		$1,838,462

Semiconductors & Semiconductor Equipment — 10.1%
MediaTek, Inc.	201,000	$3,269,091
Taiwan Semiconductor Manufacturing Co., Ltd.	2,459,839	9,859,023

		$13,128,114

Technology Hardware, Storage & Peripherals — 0.7%
Quanta Computer, Inc.	354,000	$953,315

		$953,315

Total Taiwan (identified cost $19,359,370)		$28,566,821

Total Common Stocks (identified cost $90,684,043)		$128,533,481

Short-Term Investments — 0.1%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/2/14	$168	$167,549

Total Short-Term Investments (identified cost $167,549)		$167,549

Total Investments — 99.3% (identified cost $90,851,592)		$128,701,030

Other Assets, Less Liabilities — 0.7%		$924,858

Net Assets — 100.0%		$129,625,888

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

The Fund did not have any open financial instruments at May 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$91,251,679

Gross unrealized appreciation	$39,237,249
Gross unrealized depreciation	(1,787,898)

Net unrealized appreciation	$37,449,351

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$5,879,262	$22,908,545		$—	$28,787,807
Consumer Staples	—	6,988,185		—	6,988,185
Energy	—	2,626,097		—	2,626,097
Financials	—	30,481,299		—	30,481,299
Health Care	1,554,887	3,219,889		—	4,774,776
Industrials	—	12,339,397		—	12,339,397
Information Technology	1,621,820	36,650,527		—	38,272,347
Materials	—	1,917,982		—	1,917,982
Utilities	—	2,345,591		—	2,345,591
Total Common Stocks	$9,055,969	$119,477,512	*	$—	$128,533,481
Short-Term Investments	$—	$167,549		$—	$167,549
Total Investments	$9,055,969	$119,645,061		$—	$128,701,030

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Multi-Cap Growth Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 1.8%
Precision Castparts Corp.	10,900	$2,757,482

		$2,757,482

Airlines — 1.0%
Copa Holdings SA, Class A	10,900	$1,557,937

		$1,557,937

Banks — 3.6%
Citigroup, Inc.	55,500	$2,640,135
First Republic Bank	35,000	1,780,100
Regions Financial Corp.	118,300	1,205,477

		$5,625,712

Beverages — 2.4%
Anheuser-Busch InBev NV ADR	18,900	$2,077,488
Constellation Brands, Inc., Class A(1)	19,943	1,677,805

		$3,755,293

Biotechnology — 6.7%
Biogen Idec, Inc.(1)	10,100	$3,225,637
Celgene Corp.(1)	13,000	1,989,390
Gilead Sciences, Inc.(1)	50,100	4,068,621
Vertex Pharmaceuticals, Inc.(1)	15,500	1,120,030

		$10,403,678

Building Products — 2.3%
Armstrong World Industries, Inc.(1)	27,302	$1,448,917
Fortune Brands Home & Security, Inc.	54,000	2,158,920

		$3,607,837

Capital Markets — 2.5%
Affiliated Managers Group, Inc.(1)	9,300	$1,753,980
Charles Schwab Corp. (The)	84,600	2,132,766

		$3,886,746

Chemicals — 4.5%
Celanese Corp., Series A	24,850	$1,558,095
Monsanto Co.	30,100	3,667,685
Praxair, Inc.	13,300	1,758,792

		$6,984,572

Commercial Services & Supplies — 1.5%
Waste Connections, Inc.	51,799	$2,360,481

		$2,360,481

Communications Equipment — 1.3%
Riverbed Technology, Inc.(1)	102,000	$2,072,640

		$2,072,640

1

Security	Shares	Value
Consumer Finance — 0.8%
Discover Financial Services	21,400	$1,265,382

		$1,265,382

Electrical Equipment — 1.7%
AMETEK, Inc.	51,200	$2,717,696

		$2,717,696

Electronic Equipment, Instruments & Components — 0.9%
InvenSense, Inc.(1)(2)	73,800	$1,424,340

		$1,424,340

Energy Equipment & Services — 2.1%
Frank’s International NV	38,200	$910,688
Schlumberger, Ltd.	22,200	2,309,688

		$3,220,376

Food Products — 3.9%
Hain Celestial Group, Inc. (The)(1)	14,633	$1,327,506
Hershey Co. (The)	22,000	2,141,480
Mondelez International, Inc., Class A	68,200	2,565,684

		$6,034,670

Health Care Equipment & Supplies — 4.3%
Analogic Corp.	15,700	$1,072,624
Cynosure, Inc., Class A(1)	47,200	1,028,016
Globus Medical, Inc., Class A(1)	83,100	2,009,358
Stryker Corp.	30,500	2,576,945

		$6,686,943

Health Care Providers & Services — 2.3%
Brookdale Senior Living, Inc.(1)(2)	66,800	$2,221,768
MEDNAX, Inc.(1)	22,400	1,290,912

		$3,512,680

Household Durables — 0.8%
Mohawk Industries, Inc.(1)	9,120	$1,237,219

		$1,237,219

Household Products — 0.9%
Colgate-Palmolive Co.	21,000	$1,436,400

		$1,436,400

Internet & Catalog Retail — 5.2%
Amazon.com, Inc.(1)	9,700	$3,031,735
Netflix, Inc.(1)	4,600	1,922,018
Priceline Group, Inc. (The)(1)	2,500	3,196,575

		$8,150,328

Internet Software & Services — 6.8%
Facebook, Inc., Class A(1)	47,900	$3,032,070
Google, Inc., Class A(1)	6,700	3,830,055
Google, Inc., Class C(1)	6,700	3,758,566

		$10,620,691

2

Security	Shares	Value
IT Services — 2.2%
Visa, Inc., Class A	15,700	$3,372,831

		$3,372,831

Leisure Products — 2.0%
Brunswick Corp.	35,008	$1,508,845
Polaris Industries, Inc.	12,043	1,552,583

		$3,061,428

Machinery — 1.1%
Colfax Corp.(1)	24,300	$1,768,797

		$1,768,797

Media — 1.6%
Lions Gate Entertainment Corp.(2)	48,700	$1,272,531
Twenty-First Century Fox, Inc., Class B	36,442	1,255,791

		$2,528,322

Oil, Gas & Consumable Fuels — 3.4%
EOG Resources, Inc.	19,182	$2,029,456
Occidental Petroleum Corp.	16,300	1,624,947
Range Resources Corp.	17,900	1,663,805

		$5,318,208

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	16,337	$1,251,741

		$1,251,741

Pharmaceuticals — 3.4%
Jazz Pharmaceuticals PLC(1)	8,679	$1,231,203
Perrigo Co. PLC	15,600	2,155,920
Roche Holding AG ADR	52,800	1,947,792

		$5,334,915

Road & Rail — 3.0%
Avis Budget Group, Inc.(1)	22,007	$1,259,461
J.B. Hunt Transport Services, Inc.	21,200	1,646,392
Kansas City Southern	16,446	1,768,274

		$4,674,127

Semiconductors & Semiconductor Equipment — 5.6%
Avago Technologies, Ltd.	54,800	$3,872,716
Monolithic Power Systems, Inc.(1)	48,300	1,897,707
NXP Semiconductors NV(1)	29,765	1,848,406
Teradyne, Inc.(2)	58,877	1,048,011

		$8,666,840

Software — 6.1%
A10 Networks, Inc.(1)(2)	58,696	$671,482
Adobe Systems, Inc.(1)	37,704	2,433,416
Guidewire Software, Inc.(1)	44,000	1,661,880
salesforce.com, inc.(1)	49,300	2,594,659
VMware, Inc., Class A(1)	21,400	2,065,100

		$9,426,537

Specialty Retail — 2.9%
Lumber Liquidators Holdings, Inc.(1)(2)	10,300	$800,104
Ross Stores, Inc.	18,732	1,282,205
Tractor Supply Co.	38,600	2,509,772

		$4,592,081

3

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	12,398	$7,847,934
EMC Corp.	89,700	2,382,432

		$10,230,366

Trading Companies & Distributors — 2.5%
United Rentals, Inc.(1)	14,200	$1,434,910
W.W. Grainger, Inc.	9,300	2,402,841

		$3,837,751

Total Common Stocks (identified cost $107,601,773)		$153,383,047

Short-Term Investments — 4.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.06%(3)(4)	$5,584	$5,584,193
Eaton Vance Cash Reserves Fund, LLC, 0.13%(4)	751	750,569

Total Short-Term Investments (identified cost $6,334,762)		$6,334,762

Total Investments — 102.5% (identified cost $113,936,535)		$159,717,809

Other Assets, Less Liabilities — (2.5)%		$(3,957,774)

Net Assets — 100.0%		$155,760,035

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at May 31, 2014.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities. At May 31, 2014, the Fund loaned securities having a market value of $5,254,583 and received $5,584,193 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2014 were $1,554 and $3,141, respectively.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$113,819,520

Gross unrealized appreciation	$47,879,061
Gross unrealized depreciation	(1,980,772)

Net unrealized appreciation	$45,898,289

Written options activity for the fiscal year to date ended May 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,164	$115,487
Options written	1,473	134,775
Options terminated in closing purchase transactions	(888)	(71,416)
Options exercised	(800)	(99,046)
Options expired	(949)	(79,800)

Outstanding, end of period	—	$—

The Fund did not have any open financial instruments at May 31, 2014.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended May 31, 2014, the Fund entered into option transactions on individual securities that it holds to generate premium income. The Fund also entered into a combination of option transactions on an individual security to seek return and/or seek to reduce the Fund’s exposure to a decline in the stock price.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$153,383,047	*	$—	$—	$153,383,047
Short-Term Investments	—		6,334,762	—	6,334,762
Total Investments	$153,383,047		$6,334,762	$—	$159,717,809

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Parametric Balanced Risk Fund

May 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 24.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Inflation-Protected Bonds:
2.125%, 2/15/41(1)		$464	$591,735
2.375%, 1/15/27(1)		895	1,102,895
3.375%, 4/15/32(1)		35	50,335
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/18(1)		746	770,853
0.125%, 7/15/22(1)		1,253	1,261,837
1.375%, 1/15/20(1)		590	646,735
2.50%, 7/15/16(1)		880	956,636

Total U.S. Treasury Obligations (identified cost $5,259,502)			$5,381,026

Foreign Government Bonds — 20.0%
Security	Principal Amount (000’s omitted)		Value
France — 5.7%
Government of France, 1.00%, 7/25/17(2)	EUR	128	$184,092
Government of France, 1.10%, 7/25/22(2)	EUR	157	233,890
Government of France, 1.60%, 7/25/15(2)	EUR	151	211,349
Government of France, 1.80%, 7/25/40(2)	EUR	46	78,713
Government of France, 1.85%, 7/25/27(2)	EUR	55	87,653
Government of France, 2.25%, 7/25/20(2)	EUR	152	240,156
Government of France, 3.40%, 7/25/29(2)	EUR	106	206,068

			$1,241,921

Germany — 1.7%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23(2)	EUR	52	$72,336
Deutsche Bundesrepublik Inflation Linked Bond, 0.75%, 4/15/18(2)	EUR	48	68,825
Deutsche Bundesrepublik Inflation Linked Bond, 1.50%, 4/15/16(2)	EUR	78	110,421
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20(2)	EUR	75	115,061

			$366,643

United Kingdom — 12.6%
United Kingdom Gilt Inflation Linked Bond, 1.125%, 11/22/37(2)(3)	GBP	296	$641,990
United Kingdom Gilt Inflation Linked Bond, 1.25%, 11/22/17(2)(3)	GBP	68	125,581
United Kingdom Gilt Inflation Linked Bond, 1.25%, 11/22/27(2)(3)	GBP	196	395,204
United Kingdom Gilt Inflation Linked Bond, 1.25%, 11/22/32(2)(3)	GBP	157	332,025
United Kingdom Gilt Inflation Linked Bond, 1.25%, 11/22/55(2)(3)	GBP	268	715,559
United Kingdom Gilt Inflation Linked Bond, 1.875%, 11/22/22(2)(3)	GBP	87	177,344
United Kingdom Gilt Inflation Linked Bond, 2.50%, 7/26/16(2)(3)	GBP	34	193,598
United Kingdom Gilt Inflation Linked Bond, 2.50%, 4/16/20(2)(3)	GBP	29	177,533

			$2,758,834

Total Foreign Government Bonds (identified cost $4,122,553)			$4,367,398

Exchange-Traded Funds(4) — 26.8%

Security	Shares		Value
Fixed Income Fund — 7.6%
SPDR Barclays High Yield Bond ETF		40,000	$1,661,200

			$1,661,200

1

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 13.7%
Vanguard Global ex-U.S. Real Estate ETF	18,600	$1,076,382
Vanguard REIT ETF	25,700	1,919,533

		$2,995,915

Sovereign — 5.5%
PowerShares Emerging Markets Sovereign Debt Portfolio	40,750	$1,193,160

		$1,193,160

Total Exchange-Traded Funds (identified cost $5,536,088)		$5,850,275

Exchange-Traded Notes — 1.2%

Security	Units	Value
iPath Dow Jones-UBS Commodity Index Total Return ETN (Barclays Bank PLC), 0.00%, 6/12/36(5)	6,425	$251,796

Total Exchange-Traded Notes (identified cost $240,487)		$251,796

Investment Trusts — 2.5%

Security	Shares	Value
iShares Gold Trust(6)	36,044	$437,214
iShares Silver Trust(6)	6,520	117,881

Total Investment Trusts (identified cost $572,001)		$555,095

Short-Term Investments — 20.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(7)	$4,538	$4,537,697

Total Short-Term Investments (identified cost $4,537,697)		$4,537,697

Total Investments — 95.9% (identified cost $20,268,328)		$20,943,287

Call Options Written — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
CME Mini Index	8	$1,910	6/6/14	$(6,300)
S&P 500 E-Mini Index	7	1,905	6/13/14	(9,363)
S&P 500 E-Mini Index	7	1,935	6/20/14	(3,237)
S&P 500 E-Mini Index	9	1,955	6/27/14	(1,530)

Total Call Options Written (premiums received $7,704)				$(20,430)

Other Assets, Less Liabilities — 4.2%				$911,318

Net Assets — 100.0%				$21,834,175

2

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

EUR	-	Euro

GBP	-	British Pound Sterling

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At May 31, 2014, the aggregate value of these securities is $2,758,834 or 12.6% of the Fund’s net assets.

(4)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940 in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(5)	Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(6)	Non-income producing security.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2014 was $4,596.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance PBR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at May 31, 2014 were $1,565,685 or 7.2% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at May 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/18/14	British Pound Sterling 1,623,896	United States Dollar 2,700,000	Bank of America	$—	$(21,664)	$(21,664)
6/18/14	Euro 1,189,754	United States Dollar 1,650,000	Bank of America	28,234	—	28,234

				$28,234	$(21,664)	$6,570

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
6/14	8 Australia 10-Year Treasury Bond	Long	$861,934	$890,009	$28,075
6/14	2 U.S. 2-Year Deliverable Interest Rate Swap	Short	(200,328)	(200,906)	(578)
6/14	1 U.S. 5-Year Deliverable Interest Rate Swap	Short	(100,414)	(101,797)	(1,383)
6/14	1 U.S. 10-Year Deliverable Interest Rate Swap	Short	(99,938)	(103,797)	(3,859)

3

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
6/14	2 CAC 40 Index	Long	$121,600	$122,820	$1,220
6/14	1 DAX 30 Index	Long	315,620	338,709	23,089
6/14	5 E-Mini MSCI Emerging Markets Index	Long	234,370	256,150	21,780
6/14	2 FTSE 100 Index	Long	219,800	228,717	8,917
6/14	2 Mini-Russell 2000 Index	Long	235,320	226,640	(8,680)
6/14	1 SPI 200 Index	Long	123,800	128,034	4,234
6/14	17 S&P 500 E-Mini Index	Long	1,620,125	1,633,275	13,150
6/14	1 S&P MidCap 400 E-Mini Index	Long	136,005	137,680	1,675
6/14	1 S&P/TSX 60 Index	Long	149,567	154,109	4,542
6/14	2 TOPIX Index	Long	240,275	236,051	(4,224)
9/14	16 CBOE Volatility Index	Long	289,750	260,800	(28,950)
10/14	24 CBOE Volatility Index	Long	431,000	405,600	(25,400)
11/14	24 CBOE Volatility Index	Long	423,950	414,000	(9,950)
12/14	8 CBOE Volatility Index	Long	137,400	139,600	2,200

					$25,858

•	CAC 40 Index: Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

•	CBOE Volatility Index: Measures the market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

•	DAX 30 Index: Blue chip stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange.

•	MSCI Emerging Markets Index: Market capitalization-float-adjusted index of 21 emerging indices.

•	FTSE 100 Index: Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on the London Stock Exchange.

•	S&P/TSX 60 Index: Market capitalization-weighted stock index of 60 largest, blue-chip companies listed on the Toronto Stock Exchange.

•	SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

•	TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	CAD	793	Pays	6-month CAD LIBOR-BBA	3.06%	9/25/23	$33,058
CME Group, Inc.	EUR	588	Pays	6-month EUR LIBOR-BBA	2.12	9/26/23	58,253
CME Group, Inc.	JPY	78,214	Pays	6-month JPY LIBOR-BBA	0.84	9/27/23	12,701
CME Group, Inc.	GBP	495	Pays	6-month GBP LIBOR-BBA	2.70	9/30/23	11,082
CME Group, Inc.	CAD	185	Receives	3-month CAD- LIBOR-BBA	2.81	4/30/24	(2,897)
CME Group, Inc.	JPY	14,900	Receives	6-month JPY LIBOR-BBA	0.79	5/2/24	(1,008)

							$111,189

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pounds

JPY	-	Japanese Yen

4

Total Return Swaps

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation
Deutsche Bank	$3,360,000	Receives	Excess Return on iBoxx $ Liquid Investment Grade Index	Pays	3-Month USD- LIBOR-BBA	6/24/14	$105,379
Merrill Lynch International	3,039,193	Receives	Excess Return on Merrill Lynch Commodity Index eXtra PBRC Index	Pays	0.40%	10/2/14	19
Merrill Lynch International	1,746,855	Receives	Excess Return on Merrill Lynch MLCX 04 Gold Excess Return Index	Pays	0.24	10/2/14	5
Merrill Lynch International	264,450	Receives	Excess Return on Merrill Lynch MLCX 04 Silver Excess Return Index	Pays	0.24	10/2/14	—

							$105,403

Written options activity for the period from the start of business, September 25, 2013 to May 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	293	101,513
Options terminated in closing purchase transactions	(62)	(26,201)
Options expired	(200)	(67,608)

Outstanding, end of period	31	$7,704

At May 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Commodity Risk: The Fund invests in commodities-linked derivative investments, including total return swaps based on a commodity index and commodity exchange-traded notes that provide exposure to the investment returns of certain commodities markets, without investing directly in physical commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts, interest rate swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of the Fund.

Equity Price Risk: The Fund enters into equity index futures and equity index options contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

5

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at May 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total return swaps	$24	$—

		$24	$—

Equity Price	Futures contracts*	$80,807	$(77,204)
Equity Price	Written options	—	(20,430)

		$80,807	$(97,634)

Foreign Exchange	Forward foreign currency exchange contracts	$28,234	$(21,664)

		$28,234	$(21,664)

Interest Rate	Futures contracts*	$28,075	$(5,820)
Interest Rate	Interest rate swaps (centrally cleared)*	115,094	(3,905)
Interest Rate	Total return swaps	105,379	—

		$248,548	$(9,725)

Total		$357,613	$(129,023)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts, as applicable in the Futures Contracts and Centrally Cleared Swaps tables above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,267,277

Gross unrealized appreciation	$692,917
Gross unrealized depreciation	(16,907)

Net unrealized appreciation	$676,010

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$5,381,026	$—	$5,381,026
Foreign Government Bonds	—	4,367,398	—	4,367,398
Exchange-Traded Funds	5,850,275	—	—	5,850,275
Exchange-Traded Notes	251,796	—	—	251,796
Investment Trusts	555,095	—	—	555,095
Short-Term Investments	—	4,537,697	—	4,537,697
Total Investments	$6,657,166	$14,286,121	$—	$20,943,287

6

Asset Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$28,234	$—	$28,234
Futures Contracts	108,882	—	—	108,882
Swap Contracts	—	220,497	—	220,497
Total	$6,766,048	$14,534,852	$—	$21,300,900

Liability Description
Call Options Written	$(20,430)	$—	$—	$(20,430)
Forward Foreign Currency Exchange Contracts	—	(21,664)	—	(21,664)
Futures Contracts	(83,024)	—	—	(83,024)
Swap Contracts	—	(3,905)	—	(3,905)
Total	$(103,454)	$(25,569)	$—	$(129,023)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

7

Eaton Vance

Richard Bernstein All Asset Strategy Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 49.7%

Security	Shares	Value
Aerospace & Defense — 0.5%
Honeywell International, Inc.	4,164	$387,877
Meggitt PLC	58,943	478,626
Precision Castparts Corp.	1,251	316,478
United Technologies Corp.	6,982	811,448

		$1,994,429

Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	9,344	$970,655

		$970,655

Auto Components — 1.1%
Bridgestone Corp.	14,800	$537,596
Compagnie Generale des Etablissements Michelin, Class B	1,600	197,032
Delphi Automotive PLC	5,997	414,153
Goodyear Tire & Rubber Co. (The)	27,089	714,337
Johnson Controls, Inc.	14,895	720,322
Leoni AG	9,953	797,662
Valeo SA	5,052	678,677

		$4,059,779

Automobiles — 1.5%
Bayerische Motoren Werke AG	8,574	$1,076,472
Ford Motor Co.	44,143	725,711
General Motors Co.	20,719	716,463
Honda Motor Co., Ltd.	12,300	431,791
Nissan Motor Co., Ltd.	78,300	706,661
Peugeot SA(1)	42,602	603,759
Toyota Motor Corp.	27,300	1,546,160

		$5,807,017

Banks — 3.4%
1st Source Corp.	7,950	$241,203
Banco Bilbao Vizcaya Argentaria SA	28,423	364,754
Bank of Nova Scotia (The)	2,814	180,705
Bank of the Ozarks, Inc.	7,613	449,472
Bryn Mawr Bank Corp.	1,186	33,694
Chemical Financial Corp.	476	13,680
Citigroup, Inc.	7,156	340,411
City Holding Co.	2,957	127,772
Columbia Banking System, Inc.	10,806	267,665
Commonwealth Bank of Australia	5,474	416,439
Community Bank System, Inc.	7,561	268,491
First Commonwealth Financial Corp.	3,968	34,125
First Financial Bancorp	19,318	314,111
First Financial Bankshares, Inc.	6,561	390,248
First Financial Corp.	894	28,733
First Merchants Corp.	1,870	37,101
German American Bancorp, Inc.	1,214	32,717
Glacier Bancorp, Inc.	31,829	836,148
HSBC Holdings PLC	151,607	1,599,208
JPMorgan Chase & Co.	17,358	964,584

Security	Shares	Value
Jyske Bank A/S(1)	7,269	$402,469
Lakeland Financial Corp.	1,065	38,532
MB Financial, Inc.	2,618	70,267
Nordea Bank AB	15,825	233,749
PacWest Bancorp	9,007	364,063
Peoples Bancorp, Inc.	1,268	31,193
PNC Financial Services Group, Inc.	3,407	290,515
PrivateBancorp, Inc.	1,043	27,859
Societe Generale SA	3,707	213,674
Standard Chartered PLC	34,841	784,446
Stock Yards Bancorp, Inc.	1,185	33,844
Sumitomo Mitsui Financial Group, Inc.	8,900	361,146
Svenska Handelsbanken AB, Class A	4,294	218,518
Texas Capital Bancshares, Inc.(1)	7,011	358,963
U.S. Bancorp	6,844	288,748
UMB Financial Corp.	5,075	280,140
Umpqua Holdings Corp.	23,566	390,489
United Bankshares, Inc.	11,701	354,540
Wells Fargo & Co.	22,529	1,144,023

		$12,828,439

Beverages — 0.7%
Asahi Group Holdings, Ltd.	15,500	$438,601
Coca-Cola Co. (The)	22,149	906,115
Diageo PLC	12,263	394,846
PepsiCo, Inc.	11,477	1,013,763

		$2,753,325

Biotechnology — 0.7%
Actelion, Ltd.(1)	4,075	$405,535
Alexion Pharmaceuticals, Inc.(1)	850	141,372
Amgen, Inc.	5,991	694,896
Biogen Idec, Inc.(1)	1,795	573,269
Celgene Corp.(1)	1,002	153,336
Gilead Sciences, Inc.(1)	5,722	464,683
Grifols SA	6,848	371,195

		$2,804,286

Building Products — 0.1%
Daikin Industries, Ltd.	3,900	$233,952

		$233,952

Capital Markets — 0.9%
Bank of New York Mellon Corp. (The)	7,536	$260,444
BlackRock, Inc.	909	277,154
Credit Suisse Group AG(1)	6,257	185,824
FXCM, Inc., Class A	49,001	655,633
Goldman Sachs Group, Inc. (The)	373	59,609
Greenhill & Co., Inc.	6,250	310,750
Invesco, Ltd.	7,448	273,342
Mediobanca SpA(1)	60,699	609,189
Morgan Stanley	2,374	73,262
Schroders PLC	10,806	469,119
State Street Corp.	943	61,550

		$3,235,876

Chemicals — 1.2%
Eastman Chemical Co.	9,693	$855,504
Ecolab, Inc.	7,519	821,000
Johnson Matthey PLC	5,170	278,631
LyondellBasell Industries NV, Class A	11,740	1,168,952

Security	Shares	Value
Monsanto Co.	3,331	$405,882
Symrise AG	4,593	249,163
Victrex PLC	22,250	674,329

		$4,453,461

Commercial Services & Supplies — 0.7%
Aggreko PLC	29,741	$831,449
Ceco Environmental Corp.	27,743	397,280
Covanta Holding Corp.	44,423	848,035
Heritage-Crystal Clean, Inc.(1)	1,713	28,590
Tetra Tech, Inc.	24,716	657,693
US Ecology, Inc.	1,148	56,711
Waste Connections, Inc.	507	23,104

		$2,842,862

Communications Equipment — 0.3%
Cisco Systems, Inc.	19,142	$471,276
Motorola Solutions, Inc.	5,039	339,729
QUALCOMM, Inc.	4,877	392,355

		$1,203,360

Construction & Engineering — 1.9%
Ameresco, Inc., Class A(1)	35,161	$230,305
Argan, Inc.	1,382	42,358
Comfort Systems USA, Inc.	2,286	37,719
Dycom Industries, Inc.(1)	3,605	107,249
EMCOR Group, Inc.	13,022	579,739
FLSmidth & Co. A/S	10,090	592,005
Fomento de Construcciones y Contratas SA(1)	28,062	604,620
Granite Construction, Inc.	13,231	469,965
Layne Christensen Co.(1)	1,159	17,547
MasTec, Inc.(1)	11,104	399,744
MYR Group, Inc.(1)	1,210	30,274
NCC AB, Class B	20,738	726,879
Northwest Pipe Co.(1)	1,227	44,123
Orion Marine Group, Inc.(1)	7,402	83,717
Outotec Oyj	66,752	749,987
Pike Corp.(1)	5,931	52,964
Primoris Services Corp.	11,169	323,566
Quanta Services, Inc.(1)	20,997	712,848
Tutor Perini Corp.(1)	29,616	907,138
URS Corp.	9,872	444,240

		$7,156,987

Construction Materials — 0.1%
Buzzi Unicem SpA	10,931	$190,323

		$190,323

Consumer Finance — 0.3%
American Express Co.	3,386	$309,819
Capital One Financial Corp.	1,657	130,721
Discover Financial Services	2,393	141,498
First Cash Financial Services, Inc.(1)	8,087	424,729

		$1,006,767

Containers & Packaging — 0.5%
Owens-Illinois, Inc.(1)	31,457	$1,045,316
Rexam PLC	55,815	497,780
Smurfit Kappa Group PLC	18,411	444,452

		$1,987,548

Security	Shares	Value
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	3,091	$396,699
Bolsas y Mercados Espanoles SA	5,559	254,000
ING Groep NV(1)	22,644	317,579

		$968,278

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	37,306	$1,323,244
Elisa Oyj	7,758	231,121
TELUS Corp.	3,960	149,555
Verizon Communications, Inc.	9,840	491,606

		$2,195,526

Electric Utilities — 0.8%
American Electric Power Co., Inc.	7,854	$419,011
NextEra Energy, Inc.	10,768	1,048,373
Northeast Utilities	11,608	527,003
Southern Co. (The)	8,166	357,507
Xcel Energy, Inc.	23,133	711,571

		$3,063,465

Electrical Equipment — 1.6%
Acuity Brands, Inc.	4,749	$596,047
AZZ, Inc.	12,640	562,606
Babcock & Wilcox Co. (The)	22,361	722,707
Encore Wire Corp.	4,912	238,723
Generac Holdings, Inc.	9,923	483,052
Global Power Equipment Group, Inc.	2,778	45,920
Hubbell, Inc., Class B	7,703	901,251
Nexans SA(1)	9,713	574,186
Osram Licht AG(1)	4,561	231,771
Power Solutions International, Inc.(1)	4,325	337,307
PowerSecure International, Inc.(1)	23,673	191,515
Prysmian SpA	31,084	722,180
Rockwell Automation, Inc.	2,401	290,713

		$5,897,978

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	2,986	$286,059
Citizen Holdings Co., Ltd.	29,500	227,467
FUJIFILM Holdings Corp.	10,200	264,994
Kyocera Corp.	10,100	452,112
TE Connectivity, Ltd.	11,747	698,476

		$1,929,108

Energy Equipment & Services — 1.3%
Frank’s International NV	12,740	$303,722
Halliburton Co.	12,455	805,091
National Oilwell Varco, Inc.	9,574	783,823
Ocean Rig UDW, Inc.	26,356	479,416
Petroleum Geo-Services ASA	65,251	704,503
Rowan Cos., PLC, Class A	22,452	695,114
TGS Nopec Geophysical Co. ASA	17,851	582,616
Transocean, Ltd.	16,994	722,075

		$5,076,360

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	6,129	$711,087
CVS Caremark Corp.	11,835	926,917
Delhaize Group SA	8,622	613,766
Kesko Oyj, Class B	18,258	809,188

Security	Shares	Value
Kroger Co. (The)	8,835	$421,783
Sysco Corp.	3,059	114,804
Wal-Mart Stores, Inc.	12,564	964,538
Walgreen Co.	11,025	792,808

		$5,354,891

Food Products — 1.2%
Bunge, Ltd.	5,145	$399,818
Campbell Soup Co.	12,581	577,468
ConAgra Foods, Inc.	9,319	301,004
General Mills, Inc.	13,983	768,086
Hershey Co. (The)	10,440	1,016,229
Kellogg Co.	6,303	434,781
Kraft Foods Group, Inc.	654	38,887
Nestle SA	13,270	1,041,855

		$4,578,128

Health Care Equipment & Supplies — 0.4%
Baxter International, Inc.	1,933	$143,834
Covidien PLC	1,278	93,435
GN Store Norden A/S	9,038	249,413
Medtronic, Inc.	15,240	930,097
Zimmer Holdings, Inc.	1,721	179,586

		$1,596,365

Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	10,694	$782,587
Cardinal Health, Inc.	2,318	163,721
Cigna Corp.	4,608	413,706
DaVita HealthCare Partners, Inc.(1)	2,226	157,133
McKesson Corp.	4,934	935,684
Rhoen-Klinikum AG	14,584	481,186
UnitedHealth Group, Inc.	6,164	490,839
WellPoint, Inc.	1,500	162,540

		$3,587,396

Hotels, Restaurants & Leisure — 0.4%
Carnival Corp.	4,508	$180,455
Compass Group PLC	62,743	1,048,397
Marriott International, Inc., Class A	6,026	371,322

		$1,600,174

Household Durables — 0.5%
Casio Computer Co., Ltd.	20,800	$278,767
JM AB	21,532	792,204
Newell Rubbermaid, Inc.	23,491	687,816
Nikon Corp.	15,100	240,270

		$1,999,057

Household Products — 0.8%
Colgate-Palmolive Co.	11,428	$781,675
Kimberly-Clark Corp.	4,724	530,741
Procter & Gamble Co. (The)	8,769	708,448
Reckitt Benckiser Group PLC	10,328	884,104

		$2,904,968

Industrial Conglomerates — 0.8%
3M Co.	6,228	$887,801
General Electric Co.	59,235	1,586,906
Roper Industries, Inc.	3,184	451,109

		$2,925,816

Security	Shares	Value
Insurance — 2.3%
ACE, Ltd.	2,488	$258,030
Aflac, Inc.	12,813	784,540
Ageas NV SA	12,993	546,555
Allianz SE	4,615	783,987
Aon PLC	1,407	126,546
Assicurazioni Generali SpA	8,660	196,276
AXA SA	7,631	188,606
Delta Lloyd NV	8,959	217,657
eHealth, Inc.(1)	7,641	281,342
Hannover Rueckversicherung AG	6,374	567,150
Hartford Financial Services Group, Inc.	21,202	734,649
Lincoln National Corp.	14,642	702,230
Marsh & McLennan Cos., Inc.	5,293	266,079
Mediolanum SpA	55,326	475,188
Muenchener Rueckversicherungs-Gesellschaft AG	940	208,550
Prudential Financial, Inc.	3,179	261,187
Prudential PLC	10,379	241,435
Swiss Life Holding AG	2,507	602,949
Swiss Reinsurance Co., Ltd.	2,307	205,301
Travelers Companies, Inc. (The)	2,816	263,155
XL Group PLC	22,496	730,220

		$8,641,632

Internet Software & Services — 0.7%
eBay, Inc.(1)	6,738	$341,819
Google, Inc., Class A(1)	1,775	1,014,679
Google, Inc., Class C(1)	1,775	995,739
Yahoo! Inc.(1)	9,998	346,431

		$2,698,668

IT Services — 1.6%
Accenture PLC, Class A	2,069	$168,520
Automatic Data Processing, Inc.	12,328	982,295
Cognizant Technology Solutions Corp., Class A(1)	5,640	274,160
Fidelity National Information Services, Inc.	2,617	141,711
Fiserv, Inc.(1)	14,599	877,546
International Business Machines Corp.	4,922	907,420
MasterCard, Inc., Class A	5,620	429,649
Paychex, Inc.	18,639	766,249
Visa, Inc., Class A	1,801	386,909
Wirecard AG	5,235	228,572
Xerox Corp.	61,004	753,399

		$5,916,430

Leisure Products — 0.1%
Mattel, Inc.	3,156	$122,547
Yamaha Corp.	14,500	227,166

		$349,713

Life Sciences Tools & Services — 0.6%
Gerresheimer AG	9,730	$655,172
ICON PLC(1)	21,404	904,747
Lonza Group AG(1)	2,241	241,037
Thermo Fisher Scientific, Inc.	3,170	370,605

		$2,171,561

Machinery — 3.8%
Alfa Laval AB	32,771	$859,360
American Railcar Industries, Inc.	19,072	1,245,402
Deere & Co.	1,930	175,958

Security	Shares	Value
DMG Mori Seiki AG	21,260	$677,558
Douglas Dynamics, Inc.	5,026	87,804
FreightCar America, Inc.	33,454	860,102
GEA Group AG	11,081	477,159
Georg Fischer AG(1)	987	744,841
Global Brass & Copper Holdings, Inc.	27,145	437,577
Greenbrier Cos., Inc.(1)	8,807	488,789
Ingersoll-Rand PLC	11,639	696,245
Komatsu, Ltd.	24,100	525,132
Kubota Corp.	15,000	206,166
L.B. Foster Co., Class A	524	26,766
Mueller Industries, Inc.	25,958	748,110
Mueller Water Products, Inc.	53,180	448,307
Oshkosh Corp.	774	41,835
Proto Labs, Inc.(1)	17,080	1,126,938
RBC Bearings, Inc.(1)	1,144	68,606
Schindler Holding AG PC	4,040	624,396
Standex International Corp.	1,275	94,146
Titan International, Inc.	31,020	490,426
Trimas Corp.(1)	19,108	670,882
Trinity Industries, Inc.	13,118	1,135,101
Wabash National Corp.(1)	57,190	782,931
Weir Group PLC (The)	17,072	749,970

		$14,490,507

Media — 1.2%
British Sky Broadcasting Group PLC	57,717	$853,405
Eutelsat Communications SA	14,981	524,510
Gannett Co., Inc.	30,312	842,371
Liberty Media Corp., Class A(1)	914	116,197
Omnicom Group, Inc.	9,928	706,377
Pearson PLC	10,423	204,703
Reed Elsevier PLC	23,837	380,418
SES SA	10,484	380,828
Thomson Reuters Corp.	13,565	470,265
Time Warner Cable, Inc.	958	135,231

		$4,614,305

Metals & Mining — 0.5%
Boliden AB	36,953	$514,346
Freeport-McMoRan Copper & Gold, Inc.	20,788	707,831
SSAB AB(1)	33,046	316,655
Vedanta Resources PLC	28,012	518,063

		$2,056,895

Multi-Utilities — 0.6%
Consolidated Edison, Inc.	5,247	$288,638
Dominion Resources, Inc.	10,684	736,769
DTE Energy Co.	10,986	836,254
Sempra Energy	3,678	369,087

		$2,230,748

Multiline Retail — 0.2%
Marks & Spencer Group PLC	82,332	$621,589
Nordstrom, Inc.	2,459	167,359

		$788,948

Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.	13,404	$1,645,877
ConocoPhillips	11,674	933,219
EOG Resources, Inc.	3,488	369,030

Security	Shares	Value
Exxon Mobil Corp.	22,909	$2,303,042
Hess Corp.	239	21,821
INPEX Corp.	19,400	281,026
Kinder Morgan, Inc.	22,128	738,854
Marathon Oil Corp.	2,045	74,970
Noble Energy, Inc.	4,744	341,900
Valero Energy Corp.	1,498	83,963

		$6,793,702

Paper & Forest Products — 0.7%
International Paper Co.	20,852	$993,181
Mondi PLC	28,141	506,220
Stora Enso Oyj	54,399	558,049
UPM-Kymmene Oyj	32,206	567,560

		$2,625,010

Personal Products — 0.1%
Kao Corp.	6,900	$273,837

		$273,837

Pharmaceuticals — 1.8%
Actavis PLC(1)	3,064	$648,159
Astellas Pharma, Inc.	22,500	289,464
Eli Lilly & Co.	6,542	391,604
Galenica AG	220	217,490
Johnson & Johnson	9,997	1,014,296
Mylan, Inc.(1)	10,764	536,478
Novo Nordisk A/S, Class B	3,605	152,636
Pfizer, Inc.	52,977	1,569,708
Roche Holding AG PC	1,157	341,028
Sanofi	8,491	907,798
Takeda Pharmaceutical Co., Ltd.	14,100	640,188

		$6,708,849

Professional Services — 0.3%
Intertek Group PLC	9,376	$458,677
WS Atkins PLC	30,418	670,211

		$1,128,888

Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.	779	$69,822
Healthcare Trust of America, Inc., Class A	47,908	579,687
Land Securities Group PLC	12,535	224,694
Ryman Hospitality Properties, Inc.	15,934	735,035
Unibail-Rodamco SE	737	206,102
Washington Real Estate Investment Trust	22,922	592,075

		$2,407,415

Real Estate Management & Development — 0.4%
Fabege AB	54,812	$774,478
Mitsubishi Estate Co., Ltd.	34,000	830,424

		$1,604,902

Road & Rail — 0.3%
Union Pacific Corp.	6,129	$1,221,326

		$1,221,326

Semiconductors & Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	10,817	$708,730
STMicroelectronics NV	69,043	690,370

		$1,399,100

Security	Shares	Value
Software — 1.3%
AVG Technologies NV(1)	28,037	$542,796
Intuit, Inc.	10,466	829,849
Microsoft Corp.	51,020	2,088,759
Oracle Corp.	32,891	1,382,080
salesforce.com, inc.(1)	2,228	117,260

		$4,960,744

Specialty Retail — 0.2%
Dufry AG(1)	3,026	$500,669
Industria de Diseno Textil SA	1,396	202,732

		$703,401

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	5,771	$3,653,043
Canon, Inc.	16,200	534,028
EMC Corp.	5,357	142,282

		$4,329,353

Textiles, Apparel & Luxury Goods — 1.3%
Adidas AG	8,248	$885,923
Christian Dior SA	4,227	884,469
Compagnie Financiere Richemont SA, Class A	6,569	693,128
Gerry Weber International AG	13,529	720,636
Luxottica Group SpA	3,823	218,396
LVMH Moet Hennessy Louis Vuitton SA	4,191	833,665
Salvatore Ferragamo SpA	14,136	430,115
Swatch Group, Ltd. (The)	1,894	208,048

		$4,874,380

Thrifts & Mortgage Finance — 0.5%
Astoria Financial Corp.	38,868	$496,733
Brookline Bancorp, Inc.	19,952	178,371
Northwest Bancshares, Inc.	16,281	216,700
Oritani Financial Corp.	42,325	637,838
Provident Financial Services, Inc.	15,383	260,434

		$1,790,076

Tobacco — 0.7%
Altria Group, Inc.	13,657	$567,585
British American Tobacco PLC	9,527	576,868
Philip Morris International, Inc.	5,486	485,731
Reynolds American, Inc.	14,186	845,911

		$2,476,095

Trading Companies & Distributors — 0.3%
Ashtead Group PLC	19,026	$281,211
Bunzl PLC	8,599	241,028
Mitsui & Co., Ltd.	18,900	287,610
Sumitomo Corp.	39,500	519,138

		$1,328,987

Wireless Telecommunication Services — 0.6%
Freenet AG	7,209	$224,083
KDDI Corp.	3,600	215,111
Millicom International Cellular SA SDR	4,656	430,438
SoftBank Corp.	8,600	625,167
Tele2 AB, Class B	57,853	684,968

		$2,179,767

Total Common Stocks (identified cost $169,380,420)		$187,971,815

U.S. Treasury Obligations — 13.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note:
0.625%, 7/15/14	$48	$48,135
0.625%, 4/30/18	1,450	1,419,594
0.75%, 6/15/14	48	47,912
0.75%, 10/31/17	2,882	2,859,159
0.75%, 12/31/17	3,199	3,164,413
0.75%, 3/31/18	1,736	1,709,123
1.00%, 8/31/16	624	631,204
1.00%, 8/31/19	1,933	1,871,590
1.125%, 12/31/19	1,427	1,381,737
1.25%, 9/30/15	26	26,273
1.25%, 11/30/18	1,776	1,764,641
1.25%, 2/29/20	1,547	1,504,000
1.375%, 7/31/18	1,763	1,770,570
1.375%, 9/30/18	433	434,028
1.375%, 5/31/20	1,317	1,283,652
1.50%, 6/30/16	592	605,412
1.50%, 8/31/18	1,232	1,241,953
1.50%, 12/31/18	3,224	3,235,889
1.50%, 3/31/19	706	706,897
1.75%, 7/31/15	107	109,006
1.875%, 6/30/15	25	25,779
1.875%, 6/30/20	2,242	2,245,892
2.00%, 1/31/16	25	25,929
2.00%, 9/30/20	1,961	1,971,211
2.00%, 11/30/20	2,142	2,148,594
2.125%, 5/31/15	25	25,601
2.125%, 2/29/16	25	25,909
2.125%, 8/31/20	2,476	2,510,837
2.25%, 3/31/21	1,867	1,894,158
2.375%, 8/31/14	71	71,204
2.375%, 9/30/14	25	25,190
2.375%, 10/31/14	25	25,238
2.375%, 7/31/17	1,232	1,289,331
2.375%, 5/31/18	721	753,912
2.50%, 4/30/15	25	25,342
2.625%, 7/31/14	71	70,799
2.625%, 12/31/14	25	25,164
2.625%, 4/30/16	65	67,947
2.625%, 1/31/18	331	349,147
2.625%, 8/15/20	3,362	3,511,293
2.75%, 11/30/16	1,116	1,176,308
2.75%, 5/31/17	328	347,136
2.75%, 12/31/17	329	348,672
2.75%, 2/28/18	329	348,997
2.875%, 3/31/18	755	804,086
3.125%, 10/31/16	857	910,161
3.125%, 4/30/17	2,281	2,436,358
3.25%, 6/30/16	24	25,311
3.25%, 7/31/16	287	304,444
3.25%, 12/31/16	715	763,077
4.00%, 2/15/15	24	24,355
4.25%, 11/15/14	24	24,147
4.25%, 8/15/15	23	24,451
4.50%, 2/15/16	23	24,552

Security	Principal Amount (000’s omitted)	Value
4.50%, 5/15/17	$779	$864,069
5.125%, 5/15/16	159	173,220

Total U.S. Treasury Obligations (identified cost $51,140,661)		$51,503,009

Exchange-Traded Funds(2) — 15.8%

Security	Shares	Value
Municipal Bond Funds — 15.8%
Market Vectors High-Yield Municipal Index ETF	1,293,859	$39,501,515
SPDR Nuveen S&P High Yield Municipal Bond ETF	356,331	20,154,082

Total Exchange-Traded Funds (identified cost $58,040,896)		$59,655,597

Warrants(1) — 0.0%(3)

Security	Shares	Value
Peugeot SA, Exp. 4/29/17, Strike EUR 6.43	42,602	$83,451

Total Warrants (identified cost $60,818)		$83,451

Short-Term Investments — 19.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(4)	$72,682	$72,681,912

Total Short-Term Investments (identified cost $72,681,912)		$72,681,912

Total Investments — 98.3% (identified cost $351,304,707)		$371,895,784

Other Assets, Less Liabilities — 1.7%		$6,448,197

Net Assets — 100.0%		$378,343,981

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	-	Euro

PC	-	Participation Certificate

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940 Act in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2014 was $32,391.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	31.5%	$119,263,763
United Kingdom	3.8	14,365,517
Japan	3.0	11,173,974
Germany	2.2	8,265,044
Switzerland	2.0	7,400,947
France	1.5	5,812,478
Sweden	1.4	5,121,157
Finland	0.8	2,915,905
Italy	0.8	2,841,667
Ireland	0.5	2,079,419
Spain	0.5	1,797,301
Denmark	0.4	1,396,523
Norway	0.3	1,287,119
Belgium	0.3	1,160,321
Luxembourg	0.2	811,266
Netherlands	0.1	535,236
India	0.1	518,063
Cyprus	0.1	479,416
Australia	0.1	416,439
Canada	0.1	330,260

Common Stocks	49.7%	$187,971,815
U.S. Treasury Obligations	13.6	51,503,009
Exchange-Traded Funds	15.8	59,655,597
Warrants	0.0 (1)	83,451
Short-Term Investments	19.2	72,681,912

Total Investments	98.3%	$371,895,784

(1)	Amount is less than 0.05%.

A summary of open financial instruments at May 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
6/14	130 E-mini MSCI EAFE Index	Long	$12,534,709	$12,731,550	$196,841
6/14	60 E-mini MSCI Emerging Markets Index	Long	3,100,470	3,073,800	(26,670)
6/14	160 E-mini S&P 500 Index	Long	15,048,419	15,372,000	323,581

					$493,752

At May 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

At May 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $520,422 and $26,670, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$351,300,951

Gross unrealized appreciation	$22,610,648
Gross unrealized depreciation	(2,015,815)

Net unrealized appreciation	$20,594,833

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$7,090,925	$17,705,849		$—	$24,796,774
Consumer Staples	13,308,179	5,033,065		—	18,341,244
Energy	10,301,917	1,568,145		—	11,870,062
Financials	19,783,920	12,699,465		—	32,483,385
Health Care	11,916,315	4,952,142		—	16,868,457
Industrials	27,124,275	13,068,112		—	40,192,387
Information Technology	20,039,220	2,397,543		—	22,436,763
Materials	5,997,666	5,315,571		—	11,313,237
Telecommunication Services	1,964,405	2,410,888		—	4,375,293
Utilities	5,294,213	—		—	5,294,213
Total Common Stocks	$122,821,035	$65,150,780	*	$—	$187,971,815
U.S. Treasury Obligations	$—	$51,503,009		$—	$51,503,009
Exchange-Traded Funds	59,655,597	—		—	59,655,597
Warrants	83,451	—		—	83,451
Short-Term Investments	—	72,681,912		—	72,681,912
Total Investments	$182,560,083	$189,335,701		$—	$371,895,784
Futures Contracts	$520,422	$—		$—	$520,422
Total	$183,080,505	$189,335,701		$—	$372,416,206

Liability Description
Futures Contracts	$(26,670)	$—		$—	$(26,670)
Total	$(26,670)	$—		$—	$(26,670)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Richard Bernstein Equity Strategy Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.1%

Security	Shares	Value
Aerospace & Defense — 1.0%
Honeywell International, Inc.	12,952	$1,206,479
Meggitt PLC	448,987	3,645,845
Precision Castparts Corp.	3,643	921,606
United Technologies Corp.	37,112	4,313,157

		$10,087,087

Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	56,980	$5,919,082

		$5,919,082

Auto Components — 1.2%
Bridgestone Corp.	69,500	$2,524,523
Compagnie Generale des Etablissements Michelin, Class B	6,325	778,892
Delphi Automotive PLC	19,801	1,367,457
Goodyear Tire & Rubber Co. (The)	91,859	2,422,322
Johnson Controls, Inc.	50,510	2,442,664
Leoni AG	17,447	1,398,253
Valeo SA	16,998	2,283,481

		$13,217,592

Automobiles — 2.4%
Bayerische Motoren Werke AG	31,860	$4,000,045
Ford Motor Co.	149,690	2,460,904
General Motors Co.	70,259	2,429,556
Honda Motor Co., Ltd.	115,600	4,058,138
Nissan Motor Co., Ltd.	295,700	2,668,707
Peugeot SA(1)	217,079	3,076,461
Toyota Motor Corp.	123,600	7,000,196

		$25,694,007

Banks — 5.4%
1st Source Corp.	45,432	$1,378,407
Banco Bilbao Vizcaya Argentaria SA	67,694	868,720
Bank of Nova Scotia (The)	15,358	986,238
Bank of the Ozarks, Inc.	27,213	1,606,655
Bryn Mawr Bank Corp.	13,676	388,535
Chemical Financial Corp.	7,376	211,986
Citigroup, Inc.	30,970	1,473,243
City Holding Co.	21,142	913,546
Columbia Banking System, Inc.	38,242	947,254
Commonwealth Bank of Australia	32,064	2,439,293
Community Bank System, Inc.	26,945	956,817
First Commonwealth Financial Corp.	45,595	392,117
First Financial Bancorp	42,828	696,383
First Financial Bankshares, Inc.	21,748	1,293,571
First Financial Corp.	10,268	330,014
First Merchants Corp.	21,456	425,687
German American Bancorp, Inc.	13,977	376,680
Glacier Bancorp, Inc.	126,220	3,315,799

1

Security	Shares	Value
HSBC Holdings PLC	696,358	$7,345,450
JPMorgan Chase & Co.	89,236	4,958,844
Jyske Bank A/S(1)	32,785	1,815,233
Lakeland Financial Corp.	12,339	446,425
MB Financial, Inc.	15,282	410,169
Nordea Bank AB	65,411	966,179
PacWest Bancorp	37,756	1,526,098
Peoples Bancorp, Inc.	14,408	354,437
PNC Financial Services Group, Inc. (The)	10,580	902,157
PrivateBancorp, Inc.	20,912	558,560
Societe Generale SA	15,691	904,440
Standard Chartered PLC	114,217	2,571,599
Stock Yards Bancorp, Inc.	13,651	389,873
Sumitomo Mitsui Financial Group, Inc.	71,400	2,897,287
Svenska Handelsbanken AB, Class A	17,066	868,476
Texas Capital Bancshares, Inc.(1)	25,443	1,302,682
U.S. Bancorp	22,773	960,793
UMB Financial Corp.	19,036	1,050,787
Umpqua Holdings Corp.	83,929	1,390,704
United Bankshares, Inc.	34,806	1,054,622
Wells Fargo & Co.	119,567	6,071,612

		$57,747,372

Beverages — 1.4%
Asahi Group Holdings, Ltd.	92,100	$2,606,137
Coca-Cola Co. (The)	135,876	5,558,687
Diageo PLC	37,828	1,217,991
PepsiCo, Inc.	60,967	5,385,215

		$14,768,030

Biotechnology — 2.0%
Actelion, Ltd.(1)	39,539	$3,934,831
Alexion Pharmaceuticals, Inc.(1)	15,460	2,571,307
Amgen, Inc.	31,861	3,695,557
Biogen Idec, Inc.(1)	11,701	3,736,948
Celgene Corp.(1)	3,533	540,655
Gilead Sciences, Inc.(1)	43,624	3,542,705
Grifols SA	65,684	3,560,390

		$21,582,393

Building Products — 0.1%
Daikin Industries, Ltd.	24,100	$1,445,706

		$1,445,706

Capital Markets — 1.4%
Bank of New York Mellon Corp. (The)	24,170	$835,315
BlackRock, Inc.	2,980	908,602
Credit Suisse Group AG(1)	24,730	734,444
FXCM, Inc., Class A	193,144	2,584,267
Goldman Sachs Group, Inc. (The)	3,684	588,740
Greenhill & Co., Inc.	37,730	1,875,936
Invesco, Ltd.	23,691	869,460
Mediobanca SpA(1)	304,773	3,058,773
Morgan Stanley	13,555	418,307
Schroders PLC	58,776	2,551,634
State Street Corp.	9,428	615,365

		$15,040,843

2

Security	Shares	Value
Chemicals — 1.6%
Eastman Chemical Co.	31,289	$2,761,567
Ecolab, Inc.	25,041	2,734,227
Johnson Matthey PLC	30,745	1,656,966
LyondellBasell Industries NV, Class A	58,540	5,828,828
Monsanto Co.	15,184	1,850,170
Symrise AG	27,407	1,486,785
Victrex PLC	34,883	1,057,197

		$17,375,740

Commercial Services & Supplies — 1.4%
Aggreko PLC	155,435	$4,345,369
Ceco Environmental Corp.	135,277	1,937,167
Covanta Holding Corp.	232,035	4,429,548
Heritage-Crystal Clean, Inc.(1)	19,980	333,466
Tetra Tech, Inc.	116,254	3,093,519
US Ecology, Inc.	14,122	697,627
Waste Connections, Inc.	10,359	472,059

		$15,308,755

Communications Equipment — 0.6%
Cisco Systems, Inc.	117,674	$2,897,134
Motorola Solutions, Inc.	21,143	1,425,461
QUALCOMM, Inc.	19,306	1,553,168

		$5,875,763

Construction & Engineering — 3.7%
Ameresco, Inc., Class A(1)	194,127	$1,271,532
Argan, Inc.	15,893	487,120
Comfort Systems USA, Inc.	26,237	432,910
Dycom Industries, Inc.(1)	16,843	501,079
EMCOR Group, Inc.	98,476	4,384,152
FLSmidth & Co. A/S	77,847	4,567,477
Fomento de Construcciones y Contratas SA(1)	178,330	3,842,272
Granite Construction, Inc.	62,289	2,212,505
Layne Christensen Co.(1)	13,497	204,345
MasTec, Inc.(1)	67,169	2,418,084
MYR Group, Inc.(1)	13,983	349,855
NCC AB, Class B	102,425	3,590,055
Northwest Pipe Co.(1)	14,062	505,670
Orion Marine Group, Inc.(1)	35,048	396,393
Outotec Oyj	246,864	2,773,620
Pike Corp.(1)	26,165	233,653
Primoris Services Corp.	44,036	1,275,723
Quanta Services, Inc.(1)	109,761	3,726,386
Tutor Perini Corp.(1)	123,535	3,783,877
URS Corp.	51,612	2,322,540

		$39,279,248

Construction Materials — 0.1%
Buzzi Unicem SpA	65,235	$1,135,826

		$1,135,826

Consumer Finance — 0.5%
American Express Co.	11,985	$1,096,628
Capital One Financial Corp.	10,314	813,671
Discover Financial Services	14,814	875,952
First Cash Financial Services, Inc.(1)	44,149	2,318,705

		$5,104,956

3

Security	Shares	Value
Containers & Packaging — 0.9%
Owens-Illinois, Inc.(1)	121,486	$4,036,980
Rexam PLC	303,448	2,706,266
Smurfit Kappa Group PLC	130,689	3,154,906

		$9,898,152

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	11,134	$1,428,938
Bolsas y Mercados Espanoles SA	33,177	1,515,912
ING Groep NV(1)	63,236	886,877

		$3,831,727

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	193,217	$6,853,407
Elisa Oyj	46,300	1,379,341
TELUS Corp.	29,006	1,095,449
Verizon Communications, Inc.	83,446	4,168,962

		$13,497,159

Electric Utilities — 1.4%
American Electric Power Co., Inc.	21,480	$1,145,958
NextEra Energy, Inc.	50,281	4,895,358
Northeast Utilities	89,531	4,064,707
Southern Co. (The)	22,129	968,808
Xcel Energy, Inc.	134,346	4,132,483

		$15,207,314

Electrical Equipment — 2.9%
Acuity Brands, Inc.	33,770	$4,238,473
AZZ, Inc.	77,185	3,435,504
Babcock & Wilcox Co. (The)	108,200	3,497,024
Encore Wire Corp.	12,003	583,346
Generac Holdings, Inc.	76,929	3,744,904
Global Power Equipment Group, Inc.	20,332	336,088
Hubbell, Inc., Class B	31,119	3,640,923
Nexans SA(1)	17,481	1,033,392
Osram Licht AG(1)	50,033	2,542,471
Power Solutions International, Inc.(1)	25,232	1,967,844
PowerSecure International, Inc.(1)	80,315	649,748
Prysmian SpA	162,401	3,773,091
Rockwell Automation, Inc.	8,053	975,057

		$30,417,865

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	9,554	$915,273
Citizen Holdings Co., Ltd.	168,800	1,301,574
FUJIFILM Holdings Corp.	117,900	3,063,018
Kyocera Corp.	54,000	2,417,233
TE Connectivity, Ltd.	39,837	2,368,708

		$10,065,806

Energy Equipment & Services — 2.0%
Frank’s International NV	70,586	$1,682,770
Halliburton Co.	40,401	2,611,521
National Oilwell Varco, Inc.	34,723	2,842,772
Ocean Rig UDW, Inc.	122,380	2,226,092
Petroleum Geo-Services ASA	307,617	3,321,282
Rowan Cos., PLC, Class A	76,135	2,357,140
TGS Nopec Geophysical Co. ASA	125,158	4,084,872
Transocean, Ltd.	57,627	2,448,571

		$21,575,020

4

Security	Shares	Value
Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	32,507	$3,771,462
CVS Caremark Corp.	62,890	4,925,545
Delhaize Group SA	41,303	2,940,196
Kesko Oyj, Class B	84,827	3,759,503
Kroger Co. (The)	61,022	2,913,190
Sysco Corp.	23,094	866,718
Wal-Mart Stores, Inc.	61,120	4,692,182
Walgreen Co.	58,644	4,217,090

		$28,085,886

Food Products — 2.0%
Bunge, Ltd.	31,447	$2,443,746
Campbell Soup Co.	91,731	4,210,453
ConAgra Foods, Inc.	33,513	1,082,470
General Mills, Inc.	48,293	2,652,735
Hershey Co. (The)	33,847	3,294,667
Kellogg Co.	17,937	1,237,294
Kraft Foods Group, Inc.	9,345	555,654
Nestle SA	78,050	6,127,865

		$21,604,884

Health Care Equipment & Supplies — 0.9%
Baxter International, Inc.	15,287	$1,137,506
Covidien PLC	11,394	833,015
GN Store Norden A/S	53,907	1,487,618
Medtronic, Inc.	80,961	4,941,050
Zimmer Holdings, Inc.	12,788	1,334,428

		$9,733,617

Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	56,895	$4,163,576
Cardinal Health, Inc.	17,166	1,212,435
Cigna Corp.	15,196	1,364,297
DaVita HealthCare Partners, Inc.(1)	16,682	1,177,582
McKesson Corp.	26,217	4,971,792
Rhoen-Klinikum AG	118,938	3,924,254
UnitedHealth Group, Inc.	21,515	1,713,239
WellPoint, Inc.	10,136	1,098,337

		$19,625,512

Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.	25,274	$1,011,718
Compass Group PLC	308,125	5,148,579
Marriott International, Inc., Class A	20,326	1,252,488

		$7,412,785

Household Durables — 0.9%
Casio Computer Co., Ltd.	124,400	$1,667,240
JM AB	83,895	3,086,659
Newell Rubbermaid, Inc.	79,661	2,332,474
Nikon Corp.	179,600	2,857,780

		$9,944,153

Household Products — 1.5%
Colgate-Palmolive Co.	40,603	$2,777,245
Kimberly-Clark Corp.	36,350	4,083,923
Procter & Gamble Co. (The)	63,786	5,153,271
Reckitt Benckiser Group PLC	48,146	4,121,425

		$16,135,864

5

Security	Shares	Value
Industrial Conglomerates — 1.4%
3M Co.	33,103	$4,718,833
General Electric Co.	313,847	8,407,961
Roper Industries, Inc.	11,167	1,582,140

		$14,708,934

Insurance — 3.7%
ACE, Ltd.	7,500	$777,825
Aflac, Inc.	55,760	3,414,185
Ageas NV SA	85,225	3,585,016
Allianz SE	24,530	4,167,108
Aon PLC	10,603	953,634
Assicurazioni Generali SpA	34,627	784,811
AXA SA	34,931	863,345
Delta Lloyd NV	54,057	1,313,303
eHealth, Inc.(1)	47,674	1,755,357
Hannover Rueckversicherung AG	45,044	4,007,952
Hartford Financial Services Group, Inc.	71,638	2,482,257
Lincoln National Corp.	49,653	2,381,358
Marsh & McLennan Cos., Inc.	17,369	873,140
Mediolanum SpA	300,500	2,580,958
Muenchener Rueckversicherungs-Gesellschaft AG	3,373	748,341
Prudential Financial, Inc.	11,557	949,523
Prudential PLC	41,262	959,831
Swiss Life Holding AG	13,609	3,273,047
Swiss Reinsurance Co., Ltd.	8,344	742,535
Travelers Companies, Inc. (The)	8,169	763,393
XL Group PLC	76,284	2,476,179

		$39,853,098

Internet Software & Services — 1.1%
eBay, Inc.(1)	17,995	$912,886
Google, Inc., Class A(1)	8,261	4,722,400
Google, Inc., Class C(1)	8,261	4,634,256
Yahoo! Inc.(1)	44,381	1,537,802

		$11,807,344

IT Services — 3.0%
Accenture PLC, Class A	15,807	$1,287,480
Automatic Data Processing, Inc.	63,778	5,081,831
Cognizant Technology Solutions Corp., Class A(1)	19,048	925,923
Fidelity National Information Services, Inc.	20,781	1,125,291
Fiserv, Inc.(1)	74,833	4,498,212
International Business Machines Corp.	30,500	5,622,980
MasterCard, Inc., Class A	25,160	1,923,482
Paychex, Inc.	99,122	4,074,906
Visa, Inc., Class A	8,692	1,867,302
Wirecard AG	64,131	2,800,106
Xerox Corp.	206,866	2,554,795

		$31,762,308

Leisure Products — 0.2%
Mattel, Inc.	22,606	$877,791
Yamaha Corp.	86,600	1,356,728

		$2,234,519

Life Sciences Tools & Services — 0.6%
Gerresheimer AG	14,659	$987,068
ICON PLC(1)	65,450	2,766,571
Lonza Group AG(1)	13,426	1,444,072
Thermo Fisher Scientific, Inc.	10,245	1,197,743

		$6,395,454

6

Security	Shares	Value
Machinery — 6.4%
Alfa Laval AB	153,594	$4,027,726
American Railcar Industries, Inc.	66,993	4,374,643
Deere & Co.	10,909	994,574
DMG Mori Seiki AG	77,444	2,468,147
Douglas Dynamics, Inc.	25,950	453,347
FreightCar America, Inc.	166,113	4,270,765
GEA Group AG	60,192	2,591,927
Georg Fischer AG(1)	4,834	3,647,985
Global Brass & Copper Holdings, Inc.	222,736	3,590,504
Greenbrier Cos., Inc.(1)	19,689	1,092,739
Ingersoll-Rand PLC	61,728	3,692,569
Komatsu, Ltd.	205,500	4,477,781
Kubota Corp.	94,000	1,291,973
L.B. Foster Co., Class A	6,296	321,600
Mueller Industries, Inc.	101,384	2,921,887
Mueller Water Products, Inc.	321,051	2,706,460
Oshkosh Corp.	8,861	478,937
Proto Labs, Inc.(1)	59,084	3,898,362
RBC Bearings, Inc.	7,620	456,971
Schindler Holding AG PC	27,798	4,296,277
Standex International Corp.	6,345	468,515
Titan International, Inc.	98,892	1,563,483
Trimas Corp.(1)	79,124	2,778,044
Trinity Industries, Inc.	52,840	4,572,245
Wabash National Corp.(1)	221,509	3,032,458
Weir Group PLC (The)	86,498	3,799,844

		$68,269,763

Media — 2.0%
British Sky Broadcasting Group PLC	165,805	$2,451,596
Eutelsat Communications SA	71,800	2,513,837
Gannett Co., Inc.	112,344	3,122,040
Liberty Media Corp., Class A(1)	6,191	787,062
Omnicom Group, Inc.	52,805	3,757,076
Pearson PLC	47,413	931,172
Reed Elsevier PLC	118,222	1,886,721
SES SA	62,794	2,280,974
Thomson Reuters Corp.	75,534	2,618,577
Time Warner Cable, Inc.	7,712	1,088,626

		$21,437,681

Metals & Mining — 1.0%
Boliden AB	273,081	$3,800,990
Freeport-McMoRan Copper & Gold, Inc.	70,492	2,400,253
SSAB AB(1)	204,068	1,955,431
Vedanta Resources PLC	125,749	2,325,641

		$10,482,315

Multi-Utilities — 1.0%
Consolidated Edison, Inc.	16,823	$925,433
Dominion Resources, Inc.	56,814	3,917,894
DTE Energy Co.	57,433	4,371,800
Sempra Energy	12,677	1,272,137

		$10,487,264

Multiline Retail — 0.5%
Marks & Spencer Group PLC	531,593	$4,013,412
Nordstrom, Inc.	17,742	1,207,520

		$5,220,932

7

Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	71,018	$8,720,300
ConocoPhillips	76,142	6,086,791
EOG Resources, Inc.	11,052	1,169,302
Exxon Mobil Corp.	121,249	12,189,162
Hess Corp.	4,965	453,305
INPEX Corp.	111,000	1,607,933
Kinder Morgan, Inc.	117,343	3,918,083
Marathon Oil Corp.	18,459	676,707
Noble Energy, Inc.	11,064	797,382
Valero Energy Corp.	13,499	756,619

		$36,375,584

Paper & Forest Products — 1.1%
International Paper Co.	75,620	$3,601,781
Mondi PLC	138,478	2,491,038
Stora Enso Oyj	295,348	3,029,814
UPM-Kymmene Oyj	165,098	2,909,488

		$12,032,121

Personal Products — 0.1%
Kao Corp.	38,200	$1,516,026

		$1,516,026

Pharmaceuticals — 3.4%
Actavis PLC(1)	17,634	$3,730,296
Astellas Pharma, Inc.	258,500	3,325,619
Eli Lilly & Co.	23,683	1,417,665
Galenica AG	1,314	1,299,006
Johnson & Johnson	62,411	6,332,220
Mylan, Inc.(1)	36,788	1,833,514
Novo Nordisk A/S, Class B	27,960	1,183,832
Pfizer, Inc.	280,589	8,313,852
Roche Holding AG PC	3,199	942,912
Sanofi	40,399	4,319,177
Takeda Pharmaceutical Co., Ltd.	80,500	3,654,976

		$36,353,069

Professional Services — 0.3%
Intertek Group PLC	48,855	$2,390,002
WS Atkins PLC	51,670	1,138,465

		$3,528,467

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	7,862	$704,671
Healthcare Trust of America, Inc., Class A	222,393	2,690,955
Land Securities Group PLC	45,629	817,915
Ryman Hospitality Properties, Inc.	86,737	4,001,178
Unibail-Rodamco SE	2,561	716,183
Washington Real Estate Investment Trust	103,476	2,672,785

		$11,603,687

Real Estate Management & Development — 0.4%
Fabege AB	120,909	$1,708,409
Mitsubishi Estate Co., Ltd.	105,000	2,564,545

		$4,272,954

Road & Rail — 0.5%
Union Pacific Corp.	25,642	$5,109,681

		$5,109,681

8

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 0.6%
KLA-Tencor Corp.	38,011	$2,490,481
STMicroelectronics NV	355,087	3,550,562

		$6,041,043

Software — 2.5%
AVG Technologies NV(1)	131,249	$2,540,981
Intuit, Inc.	55,643	4,411,933
Microsoft Corp.	270,124	11,058,876
Oracle Corp.	174,429	7,329,507
salesforce.com, inc.(1)	14,360	755,767

		$26,097,064

Specialty Retail — 0.4%
Dufry AG(1)	22,440	$3,712,823
Industria de Diseno Textil SA	5,459	792,776

		$4,505,599

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	25,755	$16,302,915
Canon, Inc.	124,200	4,094,214
EMC Corp.	39,287	1,043,463

		$21,440,592

Textiles, Apparel & Luxury Goods — 2.4%
Adidas AG	43,160	$4,635,843
Christian Dior SA	22,093	4,622,803
Compagnie Financiere Richemont SA, Class A	40,354	4,257,953
Gerry Weber International AG	19,714	1,050,086
Luxottica Group SpA	16,125	921,171
LVMH Moet Hennessy Louis Vuitton SA	24,065	4,786,960
Salvatore Ferragamo SpA	129,105	3,928,266
Swatch Group, Ltd. (The)	7,765	852,953

		$25,056,035

Thrifts & Mortgage Finance — 0.8%
Astoria Financial Corp.	220,444	$2,817,274
Brookline Bancorp, Inc.	125,041	1,117,867
Northwest Bancshares, Inc.	101,055	1,345,042
Oritani Financial Corp.	156,217	2,354,190
Provident Financial Services, Inc.	54,843	928,492

		$8,562,865

Tobacco — 1.6%
Altria Group, Inc.	106,864	$4,441,268
British American Tobacco PLC	76,491	4,631,597
Philip Morris International, Inc.	49,128	4,349,793
Reynolds American, Inc.	53,420	3,185,434

		$16,608,092

Trading Companies & Distributors — 1.0%
Ashtead Group PLC	116,441	$1,721,038
Bunzl PLC	52,567	1,473,441
Mitsui & Co., Ltd.	216,600	3,296,096
Sumitomo Corp.	293,500	3,857,396

		$10,347,971

Wireless Telecommunication Services — 1.0%
Freenet AG	43,025	$1,337,378
KDDI Corp.	23,800	1,422,122
Millicom International Cellular SA SDR	23,318	2,155,702

9

Security	Shares	Value
SoftBank Corp.	32,300	$2,348,011
Tele2 AB, Class B	318,969	3,776,532

		$11,039,745

Total Common Stocks (identified cost $800,155,156)		$929,768,351

Warrants (1) — 0.0%(2)

Security	Shares	Value
Peugeot SA, Exp. 4/29/17, Strike EUR 6.43	217,079	$425,225

Total Warrants (identified cost $299,010)		$425,225

Short-Term Investments — 11.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(3)	$123,963	$123,963,156

Total Short-Term Investments (identified cost $123,963,156)		$123,963,156

Total Investments — 98.7% (identified cost $924,417,322)		$1,054,156,732

Other Assets, Less Liabilities — 1.3%		$13,737,019

Net Assets — 100.0%		$1,067,893,751

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	-	Euro

PC	-	Participation Certificate

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2014 was $49,899.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	54.1%	$577,286,894
Japan	6.5	69,320,959
United Kingdom	6.2	66,441,850
Switzerland	3.9	41,185,973
Germany	3.6	38,145,764
France	2.4	25,898,971

10

Country	Percentage of Net Assets	Value
Sweden	2.2%	$23,780,457
Italy	1.5	16,182,896
Finland	1.3	13,851,766
Spain	1.0	10,580,070
Denmark	0.9	9,054,160
Ireland	0.8	8,397,656
Norway	0.7	7,406,154
Belgium	0.6	6,525,212
Luxembourg	0.4	4,436,676
Australia	0.2	2,439,293
India	0.2	2,325,641
Cyprus	0.2	2,226,092
Netherlands	0.2	2,200,180
Canada	0.2	2,081,687

Common Stocks	87.1%	$929,768,351
Warrants	0.0 (1)	425,225
Short-Term Investments	11.6	123,963,156

Total Investments	98.7%	$1,054,156,732

(1)	Amount is less than 0.05%.

A summary of open financial instruments at May 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
6/14	440 E-mini MSCI EAFE Index	Long	$42,425,170	$43,091,400	$666,230
6/14	200 E-mini MSCI Emerging Markets Index	Long	10,334,901	10,246,000	(88,901)
6/14	540 E-mini S&P 500 Index	Long	50,788,412	51,880,500	1,092,088

					$1,669,417

At May 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

At May 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $1,758,318 and $88,901, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$924,396,782

Gross unrealized appreciation	$138,602,775
Gross unrealized depreciation	(8,842,825)

Net unrealized appreciation	$129,759,950

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

11

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$29,178,275	$85,545,028		$—	$114,723,303
Consumer Staples	71,798,042	26,920,740		—	98,718,782
Energy	48,936,517	9,014,087		—	57,950,604
Financials	87,759,886	58,257,616		—	146,017,502
Health Care	63,626,290	30,063,755		—	93,690,045
Industrials	132,385,163	72,037,396		—	204,422,559
Information Technology	95,863,213	17,226,707		—	113,089,920
Materials	23,213,806	27,710,348		—	50,924,154
Telecommunication Services	12,117,818	12,419,086		—	24,536,904
Utilities	25,694,578	—		—	25,694,578
Total Common Stocks	$590,573,588	$339,194,763	*	$—	$929,768,351
Warrants	$425,225	$—		$—	$425,225
Short-Term Investments	—	123,963,156		—	123,963,156
Total Investments	$590,998,813	$463,157,919		$—	$1,054,156,732
Futures Contracts	$1,758,318	$—		$—	$1,758,318
Total	$592,757,131	$463,157,919		$—	$1,055,915,050

Liability Description
Futures Contracts	$(88,901)	$—		$—	$(88,901)
Total	$(88,901)	$—		$—	$(88,901)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

12

Eaton Vance

Worldwide Health Sciences Fund

May 31, 2014 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2014, the value of the Fund’s investment in the Portfolio was $1,353,656,588 and the Fund owned 99.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.30%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization – Europe — 12.92%(1)
Actelion, Ltd.	348,000	$34,632,162	2.55%
Perrigo Co. PLC	186,000	25,705,200	1.90
Roche Holding AG PC	293,000	86,362,391	6.37
Sanofi	150,000	16,036,946	1.18
Shire PLC ADR	72,000	12,484,080	0.92

		$175,220,779	12.92%

Major Capitalization – Far East — 2.83%(1)
Ono Pharmaceutical Co., Ltd.	497,700	$38,311,966	2.83%

		$38,311,966	2.83%

Major Capitalization – North America — 65.58%(1)
AbbVie, Inc.	1,084,000	$58,893,720	4.34%
Agilent Technologies, Inc.	430,700	24,524,058	1.81
Allergan, Inc.	289,200	48,429,432	3.57
Amgen, Inc.	392,000	45,468,080	3.35
Biogen Idec, Inc.(2)	149,600	47,777,752	3.52
BioMarin Pharmaceutical, Inc.(2)	214,000	12,403,440	0.91
Bristol-Myers Squibb Co.	1,230,000	61,180,200	4.51
CareFusion Corp.(2)	475,000	20,391,750	1.50
Celgene Corp.(2)	120,000	18,363,600	1.35
Express Scripts Holding Co.(2)	273,000	19,511,310	1.44
Gilead Sciences, Inc.(2)	675,000	54,816,750	4.04
HCA Holdings, Inc.(2)	1,130,000	59,878,700	4.42
Illumina, Inc.(2)	326,400	51,652,800	3.81
Incyte Corp.(2)	760,000	37,658,000	2.78
Intuitive Surgical, Inc.(2)	91,100	33,683,314	2.48
McKesson Corp.	62,000	11,757,680	0.87
Medivation, Inc.(2)	522,000	38,017,260	2.80
Merck & Co., Inc.	932,000	53,925,520	3.98
Mylan, Inc.(2)	1,070,000	53,328,800	3.93
Pfizer, Inc.	1,150,000	34,074,500	2.51
Regeneron Pharmaceuticals, Inc.(2)	132,500	40,672,200	3.00
St. Jude Medical, Inc.	214,800	13,940,520	1.03
Stryker Corp.	89,600	7,570,304	0.56
Thermo Fisher Scientific, Inc.	290,700	33,985,737	2.51
Zimmer Holdings, Inc.	72,700	7,586,245	0.56

		$889,491,672	65.58%

Small & Mid Capitalization – Europe — 1.13%(1)
Tornier NV(2)	714,600	$15,371,046	1.13%

		$15,371,046	1.13%

Small & Mid Capitalization – Far East — 5.72%(1)
Biosensors International Group, Ltd.	13,628,000	$10,329,064	0.76%
Nichi-Iko Pharmaceutical Co., Ltd.	990,000	14,337,125	1.05
Sawai Pharmaceutical Co., Ltd.	280,000	17,458,860	1.29
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	18,912,900	18,548,459	1.37
Towa Pharmaceutical Co., Ltd.	420,000	16,933,019	1.25

		$77,606,527	5.72%

1

Security	Shares	Value	Percentage of Net Assets
Small & Mid Capitalization – North America — 12.12%(1)
Celldex Therapeutics, Inc.(2)	262,500	$3,835,125	0.28%
Exact Sciences Corp.(2)	400,000	5,392,000	0.40
Fluidigm Corp.(2)	415,000	11,512,100	0.85
Health Net, Inc.(2)	335,000	13,393,300	0.99
Impax Laboratories, Inc.(2)	537,700	14,926,552	1.10
Infinity Pharmaceuticals, Inc.(2)	753,000	7,605,300	0.56
Insulet Corp.(2)	529,800	19,406,574	1.43
InterMune, Inc.(2)	695,000	27,535,900	2.03
Ironwood Pharmaceuticals, Inc.(2)	1,298,700	18,597,384	1.37
Molina Healthcare, Inc.(2)	300,000	12,927,000	0.95
Neurocrine Biosciences, Inc.(2)	580,700	8,065,923	0.59
NuVasive, Inc.(2)	177,000	5,901,180	0.44
OraSure Technologies, Inc.(2)	1,145,000	7,236,400	0.53
Portola Pharmaceuticals, Inc.(2)	255,400	5,659,664	0.42
Vocera Communications, Inc.(2)	189,700	2,450,923	0.18

		$164,445,325	12.12%

Total Common Stocks (identified cost $986,793,500)		$1,360,447,315	100.30%

Other Assets, Less Liabilities		$(4,042,967)	(0.30)%

Net Assets		$1,356,404,348	100.00%

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

During the fiscal year to date ended May 31, 2014, the Portfolio held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2014 was $13,372.

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

The Portfolio did not have any open financial instruments at May 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$991,710,161

Gross unrealized appreciation	$418,963,838
Gross unrealized depreciation	(50,226,684)

Net unrealized appreciation	$368,737,154

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

2

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Major Capitalization - Europe	$38,189,280	$137,031,499		$—	$175,220,779
Major Capitalization - Far East	—	38,311,966		—	38,311,966
Major Capitalization - North America	889,491,672	—		—	889,491,672
Small & Mid Capitalization - Europe	15,371,046	—		—	15,371,046
Small & Mid Capitalization - Far East	—	77,606,527		—	77,606,527
Small & Mid Capitalization - North America	164,445,325	—		—	164,445,325
Total Common Stocks	$1,107,497,323	$252,949,992	*	$—	$1,360,447,315

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 28, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 28, 2014